Expense Example - Class A C Shares - Alger Small Cap Focus Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	643	892	1,160	1,925	297	609	1,047	2,264